Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 2,540
Accumulated Depreciation	(1,192)
Net Book Value	$ 1,348
Springerville Common Facilities | TEP
Jointly Owned Facilities [Line Items]
Purchase of undivided interest (percent)	32.20%
Sale of ownership interest (percent)	14.00%
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	$ 980
Accumulated Depreciation	(381)
Net Book Value	$ 599
Transmission Facilities | Minimum
Jointly Owned Facilities [Line Items]
Ownership (percent)	1.00%
Transmission Facilities | Maximum
Jointly Owned Facilities [Line Items]
Ownership (percent)	80.00%
Springerville Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	86.00%
Cost	$ 505
Accumulated Depreciation	(251)
Net Book Value	$ 254
San Juan Unit 1 ("San Juan")
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 370
Accumulated Depreciation	(304)
Net Book Value	$ 66
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 268
Accumulated Depreciation	(121)
Net Book Value	$ 147
Four Corners Units 4 and 5 ("Four Corners")
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 235
Accumulated Depreciation	(97)
Net Book Value	$ 138
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 108
Accumulated Depreciation	(36)
Net Book Value	$ 72
Luna Energy Facility ("Luna")
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 74
Accumulated Depreciation	(2)
Net Book Value	$ 72